Leases - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	$ 6,141	$ 6,139
Charge	(1,432)	(1,642)	$ (923)
Right of use assets at end of period	811	6,141	6,139
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	8,715	6,980
Additions		1,100	8,301
Modifications	(82)
Disposals	(7,945)
Foreign exchange on translation	669	635	(1,321)
Right of use assets at end of period	1,357	8,715	6,980
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(2,574)	(841)	(923)
Disposals	3,736
Charge	(1,431)	(1,642)	82
Foreign exchange on translation	(277)	(91)
Right of use assets at end of period	(546)	(2,574)	(841)
Land & buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	5,778	5,515
Right of use assets at end of period	746	5,778	5,515
Land & buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	8,011	6,276
Additions		1,100	7,597
Disposals	(7,580)
Foreign exchange on translation	669	635	(1,321)
Right of use assets at end of period	1,100	8,011	6,276
Land & buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(2,233)	(761)	(841)
Disposals	3,382
Charge	(1,230)	(1,395)	80
Foreign exchange on translation	(273)	(77)
Right of use assets at end of period	(354)	(2,233)	(761)
IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	363	624
Right of use assets at end of period	65	363	624
IT equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	704	704
Additions			704
Modifications	(82)
Disposals	(365)
Right of use assets at end of period	257	704	704
IT equipment | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets at beginning of period	(341)	(80)	(82)
Disposals	354
Charge	(201)	(247)	2
Foreign exchange on translation	(4)	(14)
Right of use assets at end of period	$ (192)	$ (341)	$ (80)